Filed with the Securities and Exchange Commission on September 7, 1999

                                    1933 Act Registration File No.   333-78275
                                                   1940 Act File No. 811-09303

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|

                                   Pre-Effective Amendment No. 3   |X|

                                      Post-Effective Amendment No. |_|

                                       and

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |_|

   Amendment No. 3                                                 |X|

                        (Check appropriate box or boxes.)

                           KINETICS MUTUAL FUNDS, INC.
                           ----------------------------
               (Exact Name of Registrant as Specified in Charter)

                         477 Madison Avenue, 16th Floor
                            New York, New York 10022
              -----------------------------------------------------
              (Address and Zip Code of Principal Executive Offices)

                                 (800) 930-3828
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code

                                 Lee Schultheis
                         477 Madison Avenue, 16th Floor
                            New York, New York 10022
               --------------------------------------------------
                     (Name and Address of Agent for Service)

                                 With a copy to:
                             ----------------------
                             Thomas R. Westle, Esq.
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                            New York, New York 10022

  As soon as practical after the effective date of this Registration Statement
  ----------------------------------------------------------------------------
                  Approximate Date of Proposed Public Offering

                             Shares of Common Stock
                             ----------------------
                     (Title of Securities Being Registered)


It is proposed that this filing will become effective

    _______  immediately upon filing pursuant to paragraph (b)

    _______  on ______________ pursuant to paragraph (b)

    _______  60 days after filing pursuant to paragraph (a)(1)

    _______  on ___________ pursuant to paragraph (a)(1)

    _______  75 days after filing pursuant to paragraph (a)(2)

    _______  on ___________ pursuant to paragraph (a)(2) of Rule 485.

                                THE MEDICAL FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.


                                     [LOGO]





                            PROSPECTUS & APPLICATION
                                                             __________, 1999

                                THE MEDICAL FUND
                     A SERIES OF KINETICS MUTUAL FUNDS, INC.




                            PROSPECTUS & APPLICATION
                       EFFECTIVE DATE: ____________, 1999

The Medical Fund (the "Fund) is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with an emphasis towards companies engaged in cancer research and drug development.

The Fund intends to commence investment operations on Monday, September 20, 1999.


             This Prospectus gives vital information about the Fund.
     For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.


                               Investment Adviser
                         KINETICS ASSET MANAGEMENT, INC.

                      Minimum Initial Investment --- $1,000


             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
       OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Risk/Return Summary........................................4
Fees and Expenses of the Fund..............................5
Investment Objective and Strategies........................6
Main Risks.................................................7
Management of the Fund.....................................8
Valuation of Fund Shares...................................9
How To Purchase Shares....................................10
How To Redeem Shares......................................11
Exchanging Privilege......................................13
Distribution and Taxes....................................13
Distribution of Shares....................................14
Master/Feeder Fund Structure..............................15
Counsel and Independent Auditors..........................15
Financial Highlights......................................15

                                THE MEDICAL FUND
                               RISK/RETURN SUMMARY
------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of The Medical Fund (the "Fund") is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.


PRINCIPAL RISKS OF INVESTING IN THE FUND
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in this Fund are listed below and could adversely affect the Fund's net asset value and total return.

- Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

- Stock Selection Risks: The stocks selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

- Liquidity Risks: The investment adviser may not be able to sell stocks at an optimal time or price.

- Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific development. Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

- Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in the medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

- Small- and Medium-Size Company Risks: The Fund may invest in the stocks of small, medium and large-sized companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Fund's portfolio.

- Foreign Securities Risks: The Fund can invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

- Non-Diversification Risks: As a non-diversified investment company, more of the Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Fund's shares more susceptible to certain risks than shares of a more diversified mutual Fund.

WHO MAY WANT TO INVEST
This Fund may be appropriate for investors who:
- wish to invest for the long term.
- want to diversify their portfolios.
- want to allocate some portion of their long-term investments to aggressive equity investing.
- are willing to accept a high degree of volatility.


                          FEES AND EXPENSES OF THE FUND
------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

-------------------------------------------------------------- -----------
SHAREHOLDER TRANSACTION EXPENSES1
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------- -----------
Maximum Sales Charge (Load) Imposed on Purchases               None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                           None
(as a percentage of offering price)
Maximum Sales Charge (Load) on Reinvested Dividends            None
Redemption Fee                                                 None
(as a percentage of amount redeemed, if applicable)
Maximum Account Fee2                                           None

-------------------------------------------------------------- ---------
ESTIMATED ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------- ---------
Management Fees                                                1.25%
Distribution (Rule 12b-1) Fees                                 None
Other Expenses                                                 0.75%
                                                               =========
Estimated Total Annual Fund Operating Expenses                 2.00%
                                                               =========

      1 Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges between the Fund and any other series of Kinetics Mutual Fund, Inc.

      2 Accounts of IRA Trustees are assessed a $12.50 annual fee.


EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

         1 YEAR                  3 YEARS
        $203.00                  $627.00

                       INVESTMENT OBJECTIVE AND STRATEGIES
------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.

INVESTMENT STRATEGIES

To achieve the Fund's objective, under normal circumstances, at least 65% of the Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Fund's investment adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Fund seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if in the adviser's opinion, the companies meet the Fund's investment criteria. Such companies include, but are not limited to the following:


o Pharmaceutical Development Companies: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.


o Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

o Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

o Medical Research Companies: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The adviser selects portfolio securities by evaluating a company's positioning and activities that it currently expends on research and development looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.


TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in high quality U.S. short-term money market instruments. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments include:

o    commercial paper
o    certificates of deposit, demand and time deposits and banker's acceptance
o    U.S. government securities (i.e., U.S. Treasury obligations)
o    repurchase agreements

To the extent the Fund engages in this temporary, defensive strategy, the Fund may not achieve its investment objective.

                                   MAIN RISKS
------------------------------------------------------------------------------

INVESTING IN MUTUAL FUNDS
All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment in the Fund. The following describes the primary risks of investing in the Fund due to the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that the Fund has no operating history.


MEDICAL RESEARCH INDUSTRY SPECIFIC RISKS
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.


MARKET RISK
The net asset value of the Fund will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

YEAR 2000 PROBLEM
Like other mutual funds, financial and business organizations and individuals around the world, the Fund may be adversely affected if the computer systems used by the adviser, the administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The investment adviser and the administrator are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use. The investment adviser and administrator are also obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers.

Although there can be no assurance at this time that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund's service providers expect that their systems, and those of other parties they deal with, will be adapted in time for that event. However, there can be no assurance that the computer systems of the companies in which the Fund invests (especially those of foreign companies) will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Problem. Foreign issuers, capital markets and economies may be more susceptible to year 2000 issues than domestic companies. If the computer systems of the companies in which the Fund invests, including those of foreign companies, are not ready for the year 2000, the Fund's net asset value and total return could be adversely affected.

OTHER SECURITIES THE FUND MIGHT PURCHASE

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").


SECURITIES LENDING

The Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.


NON-DIVERSIFICATION
The Fund is classified as "non-diversified" under federal securities laws which means that one-half of the Fund's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of the Fund's total assets. As a result of its non-diversified status, the Fund's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

INVESTMENT IN SMALL AND MID-CAP COMPANIES
The Fund will invest in small or mid-cap companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with small or mid-sized capital structures (generally a market cap of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. If the Fund is heavily invested in these securities, the net asset value of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

FOREIGN SECURITIES
Investing in foreign securities involves risks not typically associated directly with investing in U.S. securities. These risks include fluctuations in exchange rates of foreign currencies; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, and brokers; lack of uniform accounting and financial reporting standards. There is also a risk of adverse political, social or diplomatic developments that affect investment in foreign countries.

FUND BORROWING
The Fund will not leverage more than 5% of its assets to Fund investment activities or to achieve higher returns. The Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease the net earnings of both the Fund and your investment.

                             MANAGEMENT OF THE FUND
------------------------------------------------------------------------------

INVESTMENT ADVISER

The Fund's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "adviser"), 477 Madison Avenue, 16th Floor, New York, New York, 10022. The management and affairs of the Fund are supervised by its Board of Directors whose names and general background information appear in the SAI. The adviser conducts investment research and supervision for the Fund and is responsible for the purchase and sale of securities for the Fund's portfolio. The adviser receives an annual fee from the Fund for its services of 1.25% of the Fund's average daily net assets.

Peter B. Doyle is the Chairman of the Board of Directors of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual funds and financial services industries. Lee Schultheis is Managing Director and Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual funds and financial services industries.

PORTFOLIO MANAGERS

BRUCE P. ABEL is Co-Portfolio Manager of the Fund. Mr. Abel's primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Prior to joining Kinetics in 1999, Mr. Abel was employed with Brookhaven National Laboratory since 1989 where he worked researching, developing and implementing technical and scientific programs and systems in the areas of nuclear physics, computer programming, and industrial design. During that time, Mr. Abel was also a freelance writer for Academic Science News and Review, researching, reporting, and providing scholarly analysis and insight on a myriad of issues and developments in the fields of science and technology. Mr. Abel has over ten years experience in the fields of science, chemistry, physics, and engineering. Mr. Abel holds a Masters Degree in Mechanical Engineering with an emphasis on Nuclear Engineering, and has also studied extensively in the areas of Applied Mathematics, Hydrodynamics, Aerodynamics, and Physics.

PETER B. DOYLE is Co-Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's assets and securities. Mr. Doyle is the Chief Investment Strategist and Chairman of the Board of Directors of Kinetics. In early 1996, Mr. Doyle, co-founded Kinetics, the investment adviser to The Internet Fund, Inc. Mr. Doyle also co-founded and is a Managing Director of Horizon Asset Management, Inc., a New York based investment management and research firm, since 1994. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups and had analytical responsibility for the REIT sector. Mr. Doyle received a Masters of Business Administration from Fordham University and a Bachelor of Science in economics from St. John's University.


                            VALUATION OF FUND SHARES
------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, distribution and shareholder servicing fees, which are accrued daily.

The Fund's portfolio securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the Fund's NAV, the adviser values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors.

------------------------------------------------------------------------------
                             HOW TO PURCHASE SHARES
------------------------------------------------------------------------------


The Fund intends to commence investment operations on Monday, September 20, 1999. If you wish to invest in the Fund on the first day of operations, the transfer agent must have your check by September 20, 1999. You may also wire your money on September 20, 1999 using the wiring instructions below. Please call the Fund at (800) 930-3828 before wiring your investment in the Fund.


IN GENERAL
Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both Regular Accounts and Individual Retirement Accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund tollfree at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. YOU MAY NOT USE TELEPHONE TRANSACTIONS FOR YOUR INITIAL PURCHASE OF FUND SHARES.

AUTOMATIC INVESTMENT PLAN
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL

To purchase Fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to The Medical Fund c/o Kinetics Mutual Funds, Inc. to:

Regular Mail:                             Overnight or Express Mail:
-------------                             --------------------------
Kinetics Mutual Funds, Inc.               Kinetics Mutual Funds, Inc.
The Medical Fund                          The Medical Fund
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                              615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                 Milwaukee, WI  53202

PURCHASE BY WIRE

Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follow:

o        WIRE TO:                   Firstar Bank Milwaukee, N.A.
o        ABA NUMBER:                0750-00022
o        CREDIT:                    Firstar Mutual Fund Services, LLC
o        ACCOUNT:                   112-952-137
o        FURTHER CREDIT:            Kinetics Mutual Funds, Inc.
                                    The Medical Fund

                                    (Shareholder Name/Account Registration)
                                    (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS
You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA. For additional information on IRA options, please call (800) 930-3828.

                              HOW TO REDEEM SHARES
------------------------------------------------------------------------------

IN GENERAL
You may redeem part or all of your Fund shares on any business day that the Fund calculates the NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange (currently 4:00 pm EST) will be treated as though received on the next business day.


The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION
Most redemptions can be executed by the investor furnishing an unconditional written request to the Fund to redeem his or her shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:


Regular Mail:                              Overnight or Express Mail:
-------------                              --------------------------
Kinetics Mutual Funds, Inc.                Kinetics Mutual Funds, Inc.
The Medical Fund                           The Medical Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                  Milwaukee, WI  53202


Requests for redemption in "good order" must:
o indicate the name of the Fund,
o be signed exactly as the shares are registered, including the signature of each owner,
o specify the number of shares or dollar amount to be redeemed,
o indicate your account registration number, and
o include the investor's social security number or tax identification number.

TELEPHONE REDEMPTION

If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.


NOTE: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:


o that a shareholder correctly state his or her Fund account number
o the name in which his or her account is registered
o the social security or tax identification number under which the account is registered
o address of the account holder, as stated in the New Account Application Form



WIRE REDEMPTION

Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.


SYSTEMATIC WITHDRAWAL PLAN
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

THE FUND'S RIGHT TO REDEEM AN ACCOUNT

The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide a shareholder with written notice 30 days prior to redeeming the account.

IRA REDEMPTION
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

                              EXCHANGING PRIVILEGE
------------------------------------------------------------------------------



You can exchange your shares in the Fund for shares of the same class of The Internet Fund, Inc. or any other series of Kinetics Mutual Funds, Inc. at a cost of $5 per exchange transaction. The prospectus and statement of additional information of The Internet Fund, Inc. should be read carefully prior to any exchange for shares in that fund and retained for future reference. Be advised that exercising the exchange privilege is really two transactions: a sale of shares in one fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.

Call (800) 930-3828 to learn more about The Internet Fund, Inc. and about exercising your exchange privilege.


                             DISTRIBUTION AND TAXES
------------------------------------------------------------------------------

DISTRIBUTIONS
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are paid in additional shares of the Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends in cash and capital gain distributions in additional Fund shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.


If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks be will reinvested in your account at the then current NAV and your election will be converted to the purchase of additional shares.


TAXES
The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund generally will be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

                             DISTRIBUTION OF SHARES
------------------------------------------------------------------------------

DISTRIBUTOR

T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington Connecticut, 06032 is the distributor for the shares of the Fund. T.O. Richardson Securities, Inc., is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and serves as the distributor for numerous registered investment companies across the United States.


SHAREHOLDER SERVICING AGENT

Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.


FUND ADMINISTRATOR

Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.


CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT Firstar Bank Milwaukee, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar , the Fund's Sub-Administrator, also acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

                          MASTER/FEEDER FUND STRUCTURE
------------------------------------------------------------------------------

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER STRUCTURE

In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately thus achieving certain economies of scale. There is no present intention to convert the Fund to a Master/Feeder Fund Structure.

The SAI contains more information about the Fund, Master/Feeder Fund Structure and the types of securities in which the Fund may invest.


                        COUNSEL AND INDEPENDENT AUDITORS
------------------------------------------------------------------------------
Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.


                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
Because the Fund has not yet commenced investment operations to date, there are no financial highlights to report.

                                THE MEDICAL FUND
                              PURCHASE APPLICATION

Mail To: The Medical Fund
         c/o Firstar Mutual Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI 53201-0701

Overnight Express Mail To: The Medical Fund
                           c/o Firstar Mutual Fund Services, LLC
                           615 E. Michigan St., 3rd Floor
                           Milwaukee, WI 53202-5207


Use this form for individual, custodial, trust, profit sharing or pension plan accounts. Do not use this form for The Medical Fund sponsored IRA or SEP IRA accounts. For any additional information please call The Medical Fund at 800-930-3828.

A. INVESTMENT

o By check Payable to The Medical Fund. Amount $ _______________ ($1,000.00 minimum).

B. REGISTRATION

O  INDIVIDUAL

           ----------      ----       ---------       -----------------         --------------------
           FIRST NAME      M.I.       LAST NAME       SOCIAL SECURITY #         BIRTHDATE (MO/DY/YR)

O  JOINT OWNER

           ----------      ----       ---------       -----------------         --------------------
           FIRST NAME      M.I.       LAST NAME       SOCIAL SECURITY #         BIRTHDATE (MO/DY/YR)

* Registration will be Joint Tenancy with Rights of Survivorship (JTWROS), unless otherwise specified.

O  GIFT TO MINORS

------------------------------------------- --        ---------
CUSTODIAN'S FIRST NAME (ONLY ONE PERMITTED) MI        LAST NAME

---------------------------------------     --        ---------
MINOR'S FIRST NAME (ONLY ONE PERMITTED)     MI        LAST NAME

-------------------------  ----------------------------       ------------------
MINOR'S SOCIAL SECURITY #  MINOR'S BIRTHDATE (MO/DY/YR)       STATE OF RESIDENCE

o  CORPORATION/TRUST**

         -------------------------------------------------------
         NAME OF TRUSTEE(S) *(IF TO BE INCLUDED IN REGISTRATION)

o  PARTNERSHIP*

         ---------------------------------------
         NAME OF TRUST/CORPORATION/**PARTNERSHIP

O  OTHER ENTITY*

         -------------------------  ----------------------------
         SOCIAL SECURITY #/TAX ID#  DATE OF AGREEMENT (MO/DY/YR)

* Additional documentation and certification may be requested. **Corporate Resolution is required.
--------------------------------------------------------------------------------
C.   DISTRIBUTION OPTIONS:

         Capital gains & dividends will be reinvested if no option is selected.

Capital Gains &            Capital Gains &            Capital Gains in Cash &            Capital Gains Reinvested
Dividends Reinvested o     Dividends in Cash o        Dividends Reinvested o             & Dividends in Cash o

Unless otherwise indicated, cash distributions will be mailed to the address in Section D.
--------------------------------------------------------------------------------
D.   MAILING ADDRESS

         -------------------------------------
         STREET   APT/SUITE

         -------------------------------------
         CITY     STATE    ZIP

         -------------------------------------
         DAYTIME PHONE #   EVENING PHONE #


o  DUPLICATE CONFIRMATION TO:

         -------------------------------------
         FIRST NAME        M.I.     LAST NAME

         -------------------------------------
         STREET   APT/SUITE

         -------------------------------------
         CITY     STATE    ZIP

E.   TELEPHONE AND INTERNET ONLINE OPTIONS

Your signed Application must be received at least 15 business days prior to initial transaction.

To ensure proper debiting/ crediting of your bank account, an unsigned voided check (for checking accounts) or a savings account deposit slip is required with your Application.

o  TELEPHONE REDEMPTION.

     o    Check to address shown on your account

     o Via federal wire to your bank account below ($12.00 charge for each wire transfer)

     o Via EFT, at no charge, to your bank account below (funds are typically creditied within two days after redemption)

o TELEPHONE PURCHASE (EFT). Permits the purchase of shares using your bank account to clear the transaction. (Minimum $100.00) Complete bank account information below.

  -----------------------------------------
  NAME(S) ON BANK ACCOUNT

  --------------- -------------------------
  BANK NAME       ACCOUNT NUMBER

  --------------  -------------------------
  BANK ADDRESS    BANK ROUTING/ABA#

o ONLINE OPTIONS. If you have chosen telephone options for your account, you may also elect to access your account online. (A Personal Identification Number (PIN) will be mailed to your address of record.)

[2922]  4/98                                            See reverse side of form

F.   AUTOMATIC INVESTMENT PLAN

Your signed Application must be received at least 15 business days prior to initial transaction.

An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your Application.

Please start my Automatic Investment Plan as described in the Prospectus beginning: Month Year _____. I hereby instruct Firstar Mutual Fund Services, LLC, Transfer Agent for The Medical Fund to automatically transfer $ __________ (minimum $100.00) directly from my checking, NOW, or savings account named below on the __________ of each month or the first business day thereafter. I understand that I will be assessed a $25 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason. Automatic investment plan contributions to your IRA will be reported as current year contributions.

  -----------------------------------------------------------
  NAME(S) ON BANK ACCOUNT

  -----------------------------------------------------------
  BANK NAME       ACCOUNT NUMBER

  -----------------------------------------------------------
  BANK ADDRESS    BANK ROUTING/ABA#

  ----------------------------------------------------------
  SIGNATURE OF BANK ACCOUNT OWNER   SIGNATURE OF JOINT OWNER
--------------------------------------------------------------------------------
G.   SYSTEMATIC WITHDRAWALS

I would like to withdraw from The Medical Fund $_______________($100.00 minimum) as follows:

     o I would like to have payments made to me on or about the __________ day of each month, or

     o I would like to have payments made to me on or about the __________ day of the months that I have circled below:

          Jan.      Feb.      Mar.      Apr.      May      June      July      Aug.      Sept.      Oct.      Nov.      Dec.

     o To have payments automatically deposited to your bank account. Complete bank account information below. (A check will be mailed to the address in Section D if this box is not checked.)

  --------------------------------------------
  NAME(S) ON BANK ACCOUNT

  --------------------------------------------
  BANK NAME       ACCOUNT NUMBER

  --------------------------------------------
  BANK ADDRESS    BANK ROUTING/ABA#

To ensure proper crediting of your bank account, please attach a voided check or a deposit slip.

H. SIGNATURE AND CERTIFICATION REQUIRED BY THE INTERNAL REVENUE SERVICE

I have received and read the Prospectus for The Medical Fund (the "Fund"). I understand the Fund's investment objectives and policies and agree to be bound by the terms of the Prospectus. I am of legal age in my state of residence and have full authority to purchase shares of the Fund and to establish and use any related privileges.

Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed.

By selecting the options in Section E, F, or G, I hereby authorize the Fund to initiate credits and debits to my account at the bank indicated and for the bank to credit or debit the same to such account through the Automated Clearing House ("ACH") system. Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

  -----------------------------------
  date (Mo/Dy/Yr) Signature of owner*

  ------------------------------------------
  date (Mo/Dy/Yr) Signature of owner, if any

* If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

  -------------------------------------------------------------------------
  Print name and title of officer signing for a corporation or other entity
--------------------------------------------------------------------------------
I.   E-MAIL

Please provide an E-Mail address if possible. This will be used to provide important fund or fund related information.
_____________________________________

                           KINETICS MUTUAL FUNDS, INC.
                                THE MEDICAL FUND



INVESTMENT ADVISER,             Kinetics Asset Management, Inc.
ADMINISTRATOR                   477 Madison Avenue, 16th Floor
                                New York, NY  10022


LEGAL COUNSEL                   Spitzer & Feldman P.C.
                                405 Park Avenue
                                New York, NY 10022


INDEPENDENT AUDITORS            McCurdy and Associates CPA's, Inc.
                                27955 Clemens Road
                                Westlake, OH 44145


TRANSFER AGENT,                 Firstar Mutual Fund Services, LLC
FUND ACCOUNTANT,                615 East Michigan Street
SUB-ADMINISTRATOR               Milwaukee, WI  53202

CUSTODIAN                       Firstar Bank Milwaukee, N.A.
                                615 East Michigan Street
                                Milwaukee, WI  53202

You may obtain the following and other information on the Fund free of charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED____________, 1999
The SAI for the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT
Soon after the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The reports will provide the Fund's most recent portfolio listings. The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

TELEPHONE:
(800) 930-3828

MAIL:
Kinetics Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

INTERNET:
http://www.sec.gov (text only version)

SEC:
You may also receive a text only version of Fund documents upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-800-SEC-0330 for information relating to the operation of the Public Reference Room.

                                                    1940 Act File No. 811-09303

                                THE MEDICAL FUND
                     a series of Kinetics Mutual Funds, Inc.

                         477 Madison Avenue, 16th Floor
                               New York, NY 10022
                                 (800) 930-3828


                                                 ____________, 1999

                       STATEMENT OF ADDITIONAL INFORMATION







This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated _______, 1999. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

                                THE MEDICAL FUND


The Fund....................................................................3
Investment Objective, Strategies, and Risks.................................3
Investment Policies and Associated Risks....................................3
Investment Restrictions.....................................................5
Temporary Investments.......................................................6
Portfolio Turnover..........................................................6
Management of the Fund......................................................6
Control Persons and Principal Holders of Securities.........................8
Investment Adviser..........................................................8
Administrative Services.....................................................9
Custodian..................................................................10
Capitalization.............................................................10
Valuation of Shares........................................................10
Purchasing Shares..........................................................10
Redemption of Shares.......................................................11
Brokerage..................................................................12
Taxes......................................................................12
Performance Information....................................................13
Independent Auditors.......................................................14
Financial Statements.......................................................15
Appendix...................................................................19

THE FUND
--------------------------------------------------------------------------------


The Medical Fund (the "Fund") is the initial series of Kinetics Mutual Funds, Inc., a Maryland corporation incorporated on March 26, 1999. The Fund's principal office is located at 477 Madison Avenue, 16th Floor, New York, New York 10022. The Fund is a non-diversified, open-end management investment company.


INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------


The Fund's primary investment objective is long-term growth of capital. Except during temporary defensive periods, not less than 65% of the Fund's total assets (although the Fund intends, as a non-fundamental policy, to invest at least 80% of its assets) will be invested in securities of companies engaged in the medical research, pharmaceutical and technology industries, generally, with an emphasis toward publicly traded entities engaged in cancer research and drug development. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund should not be used as a trading vehicle.


INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------


The following paragraphs provide a more detailed description of the Fund's investment policies and their associated risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors.


COMMON AND PREFERRED STOCK
Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES
The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES
The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADR's comprised of foreign securities.

         Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.


ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER FUND STRUCTURE

In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no present intention to convert the Fund to a Master/ Feeder Fund structure. The Board of Directors has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Directors determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Fund will not invest in the securities of any one industry except the cancer research and treatment related industries (which may include other medical and pharmaceutical related industries), with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 65% of the Fund's total assets will be invested in the securities of companies engaged in the medical research, pharmaceutical and technology industries, generally, with an emphasis toward publicly traded entities engaged in cancer research and drug development.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8. The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------


Due to the changing nature of the medical research, biopharmaceutical and treatment industry, the national economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation, in short-term money market securities with a rating of A2-P2 or higher.


In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Fund is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------


In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
BOARD OF DIRECTORS

The Fund is managed by a Board of Directors. The Fund's Board of Directors consist of eight individuals, six of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. Officers and directors are listed below with their addresses, present positions with the Fund and principal occupations over at least the last five years.



----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
342 Madison Avenue                            of the Board             Management, Inc. (1999 to Present);
New York, NY  10173                                                    President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1993).
----------------------------------- --------- ------------------------ -------------------------------------------

*Kathleen Campbell                     34     Director                 Attorney, Campbell and Campbell,
2 Madison Avenue                                                       Counselors-at-Law (1995 to Present).

Valhalla, NY  10595
----------------------------------- --------- ------------------------ -------------------------------------------

Steven T. Russell                      36     Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 117045                                                     Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present).

----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A                   36      Independent Director    Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present); Leon
Stonybrook, NY  11790                                                  D. Alpern & Co. (1985 to 1997)


----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37     Independent Director     Attorney, Bracken & Margolin, LLP (1997
20 Franklin Boulevard                                                  to Present).
Long Beach, NY  11561                                                  Gabor & Gabor (1995 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
Murray Stahl                           46     Independent Director     President, Horizon Asset Management, an
342 Madison Avenue                                                     investment adviser (1994 to Present).
New York, NY  10173
----------------------------------- --------- ------------------------ -------------------------------------------

Joseph E. Breslin                      45     Independent Director     President, J.E. Breslin & Co., an
100 Park Avenue  Suite 1600                                            investment management consulting firm
New York, NY  10017                                                    (1994 to Present).


----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68     Independent Director     Retired; Senior Advisor, Long Term Credit
31 Hemlock Drive                                                       Bank of Japan, Ltd.; Executive Vice
Sleepy Hollow, NY  10591                                               President, LTCB Trust Company.
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics Asset
342 Madison Avenue                            Treasurer                Management (1999 to Present); President &
New York, NY  10173                                                    Director of Business. Development, Vista
                                                                       Fund Distributor, Inc. (1995 to 1999);
                                                                       Managing Director, Forum Financial Group,
                                                                       a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

*Interested persons as defined in the 1940 Act.

COMPENSATION

For their service as Directors, the Independent Directors receive a fee of $5000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" of the Fund receive no compensation for their service as Directors. Because the Fund has recently commenced investment operations, the Independent Directors have not received any compensation at this time. None of the executive officers receive compensation from the Fund.



---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM TRUST AND FUND
                             FROM TRUST        PART OF TRUST EXPENSES     RETIREMENT          COMPLEX PAID TO
                                                                                              TRUSTEES
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson                   None                 None                   None                    None
Chairman and Director
Kathleen Campbell                  None                 None                   None                    None
Director
Steven T. Russell                  None                 None                   None                    None
Independent Director
Douglas Cohen, CPA                 None                 None                   None                    None
Independent Director
William J. Graham                  None                 None                   None                    None
Independent Director
Murray Stahl                       None                 None                   None                    None
Independent Director
Joseph E. Breslin                  None                 None                   None                    None
Independent Director
John J. Sullivan                   None                 None                   None                    None
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficently own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

MANAGEMENT OWNERSHIP
As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------


Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Fund. Peter B. Doyle is the Chairman of the Board of Directors and Chief Investment Strategist of Kinetics Asset Management, Inc. Steven R. Samson is the President and Chief Executive Officer of Kinetics Asset Management, Inc.. Mr. Samson has over 24 years experience the mutual funds and financial services industries. Mr. Samson is the president of The Internet Fund, Inc. Mr. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics Asset Management, Inc. Mr. Schultheis has more than 20 years experience in the mutual funds and financial services industries.

On September 1, 1999, the Board of the Directors of the Fund approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Agreement nor

"interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's decisions are made subject to direction of the Fund's board of directors. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and Directors.

Under the Agreement, Kinetics furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:


(1)      renders research, statistical and advisory services to the Fund;
(2) makes specific recommendations based on the Fund's investment requirements;

(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the investment adviser.


For these services, the Fund has agreed to pay to Kinetics an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

o fees and expenses of directors not affiliated with the Adviser;
o legal and accounting fees;
o interest, taxes, and brokerage commissions; and
o record keeping and the expense of operating its offices.


The Adviser receives a shareholder servicing fee pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------


Kinetics also serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.


Firstar, 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend paying agent.


Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

o  establish and maintain shareholders' accounts and records,
o  process purchase and redemption transactions,
o  process automatic investments of client account cash balances,
o  answer routine client inquiries regarding the Fund,
o  assist clients in changing dividend options,

o  account designations, and addresses, and
o  providing such other services as the Fund may reasonably request.


CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.015% of the Fund's average daily net assets with a minimum annual fee of $3,000.


CAPITALIZATION
--------------------------------------------------------------------------------


The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.


VALUATION OF SHARES
--------------------------------------------------------------------------------


Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

PURCHASING SHARES
--------------------------------------------------------------------------------


Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, the investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.


SPECIAL INCENTIVE PROGRAMS
At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED DEALERS
If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the New York Stock Exchange on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the New York Stock Exchange on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:


                                The Medical Fund

                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828


A written request in "good order" to redeem shares must include:

o   the shareholder's name,

o   the fund name,

o   the account number,

o   the share or dollar amount to be redeemed, and

o   signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
o   a member of the New York, Boston, American, Midwest, or Pacific Stock
    Exchange;
o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN
Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD
Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                               c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE
The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P
     500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.



INDEPENDENT AUDITORS

--------------------------------------------------------------------------------


McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                           KINETICS MUTUAL FUNDS, INC
                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 24, 1999


                                                               The Medical Fund

ASSETS:
  Cash in Bank                                                   $     100,000
                                                                 -------------
    Total Assets                                                 $     100,000
                                                                 -------------

LIABILITIES:                                                     $           0
                                                                 -------------

    Total Liabilities                                            $           0
                                                                 -------------

NET ASSETS                                                       $     100,000
                                                                 -------------

NET ASSETS CONSIST OF:
  Capital Paid In                                                $     100,000
                                                                 -------------

OUTSTANDING SHARES
  10,000,000 Shares
  Authorized With $0.01 Par Value                                       10,000


NET ASSET VALUE PER SHARE                                               $10.00


OFFERING PRICE PER SHARE                                                $10.00





              See accompanying notes and accountant's audit report

                           KINETICS MUTUAL FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 August 24, 1999


1.  ORGANIZATION
        The Medical Fund (the "Fund") is the first series of Kinetics Mutual Mutual Funds, Inc., a Maryland corporation incorporated on March 26, 1999. The Fund is a non-diversified, open-end management investment company.

        The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 10,000 shares of the Medical Fund have taken place to date.

        The Fund's primary investment objective is long-term capital growth.

2.  CONTROL PERSONS
        As of August 24, 1999, all of the outstanding shares of the Fund were owned by Kinetics Asset Management, Inc. a New York corporation that serves as the investment adviser to the Fund. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

3.  RELATED PARTY TRANSACTIONS
       The Fund has a management and advisory agreement with Kinetics Asset Management, Inc. which is a registered investment advisor under the Investment Advisers Act of 1940. Under the agreement, Kinetics Asset Management, Inc. furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the agreement, the Investment Advisor:

       1. renders research, statistical and advisory services to the Fund;

       2. makes specific recommendations based on the Fund's investment requirements;

       3. pays the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Advisor.

       For these services, the Fund has agreed to pay to Kinetics Asset management, Inc. an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly.

       Kinetics Asset Management, Inc. ("Kinetics") serves as Administrator of the Fund. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.15% of the Fund's average daily net assets, of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

       Firstar also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Fund's dividend paying agent.

                           KINETICS MUTUAL FUNDS, INC.
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)
                                 August 24, 1999


3.  RELATED PARTY TRANSACTIONS (CONT'D)
       Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder fee from the Fund of 0.25% of the Fund's average daily net assets.

       Fees of the custodian, administrator, fund accountant, and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

       o  fees and expenses of directors not affiliated with the Advisor;

       o  legal and accounting fees;

       o  interest, taxes, and brokerage commissions; and

       o  record keeping and the expense of operating its offices.

       Certain officers and/or directors of Kinetics Asset Management, Inc. are also officers and/or directors of the Fund.

4.  CAPITAL STOCK AND DISTRIBUTION
        At August 24, 1999, the authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative. Transactions in capital stock were as follows:

        Shares Sold:
              The Medical Fund                                   10,000

            Shares Redeemed:
              The Medical Fund                                        0
                                                                 ------
            Net Increase:
              The Medical Fund                                   10,000
                                                                 ------
            Shares Outstanding:
              The Medical Fund                                   10,000
                                                                 ------

To the Shareholders and Board of Directors
Kinetics Mutual Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Kinetics Mutual Funds, Inc. (comprising, respectively, The Medical Fund) as of August 24, 1999. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of August 24, 1999, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of The Medical Fund constituting Kinetics Mutual Funds, Inc. as of August 24, 1999, in conformity with generally accepted accounting principles.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio
August 24, 1999

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                                THE MEDICAL FUND
                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)      Amended and Restated Articles of Incorporation - Filed herewith.

(b)      Amended and Restated By-laws - Filed herewith.

(c) Instruments Defining Rights of Security Holders. Incorporated by reference to Articles of Incorporation and Bylaws.

(d) Investment Advisory Agreement between Registrant and Kinetics Asset Management, Inc. - Filed herewith.

(e)      Distribution Agreement - Filed herewith.

(f)      Bonus or Profit Sharing Contracts.  Not applicable.

(g) Custodian Contract between Registrant and Firstar Bank Milwaukee, N.A. - Filed herewith.

(h)      Other Material Contracts

     (1) Administrative Services Agreement between Registrant and Kinetics Asset Management, Inc. - Filed herewith.

     (2) Fund Accounting Servicing Agreement between Registrant and Firstar Mutual Fund Services, LLC - Filed herewith.

     (3) Transfer Agent Agreement between Registrant and Firstar Mutual Fund Services, LLC -Filed herewith.

     (4) Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc. - Filed herewith.

     (5) Agreement of the Joint Insureds between Registrant and The Internet Fund, Inc. - Filed herewith.

(i)      Legal Opinion - Filed herewith.

(j)      Other Opinions.

(1)      Consent of Auditors - Filed herewith.

(k)      Omitted Financial Statements.  Not applicable.

(l)      Initial Capital Understanding - Filed herewith.

(m)      Rule 12b-1 Plan. Not applicable.

(n)      Financial Data Schedules - Not applicable.

(o)      Rule 18f-3 Plan. Not applicable.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Registrant is not controlled by or under common control with any person.

ITEM 25.          INDEMNIFICATION
                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and

                  Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
                  Besides serving as investment adviser to the Fund, the Adviser is not currently (and has not during the past two years) engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Part B of this Registration Statement.

ITEM 27.          PRINCIPAL UNDERWRITERS:

                  (a) T.O. Richardson Securities, Inc., 2 Bridgewater Road,
                      Farmington, Connecticut 06032, the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies as of the date of filing:
                              o        The Simms Funds
                              o        The Barrett Funds
                              o        T.O. Richardson Sector Rotation Fund
                              o        The Grand Prix Fund
                              o        The Internet Fund

                   (b) To the best of Registrant's knowledge, the directors
                       and executive officers of T.O. Richardson Securities, Inc. are as follows:


NAME AND PRINCIPAL                            POSITION AND OFFICES WITH T.O.           POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                              RICHARDSON SECURITIES, INC.              REGISTRANT
--------------------------------------------- ---------------------------------------- ------------------------------


Samuel Bailey, Jr.                            Director, President                      None
--------------------------------------------- ---------------------------------------- ------------------------------
Lloyd P. Griffiths                            Director, Vice President                 None
--------------------------------------------- ---------------------------------------- ------------------------------
Austine Crowe                                 Director, Vice President                 None
--------------------------------------------- ---------------------------------------- ------------------------------
The address of each of the foregoing is 2 Bridgewater Road, Farmington,
Connecticut 06032.


                  (c) None.


ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

Records Relating to:                         Are located at:
-------------------                          ---------------
(1)  Registrant's fund accounting            Firstar Mutual Funds Services, LLC
servicing agent, sub-administrator and       615 East Michigan Street
transfer                                     Milwaukee, Wisconsin 53202

(2)  Registrant's investment adviser,        Kinetics Asset Management, Inc
administrator                                477 Madison Avenue, 16th Floor
                                             New York, NY 10022

(3)  Registrant's custodian                  Firstar Bank Milwaukee, N.A.
                                             777 E. Wisconsin Avenue
                                             Milwaukee, WI 53202

ITEM 29.          MANAGEMENT SERVICES:
                  Not applicable.

ITEM 30.          UNDERTAKINGS:
                  Not applicable.

                                   SIGNATURES
      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KINETICS MUTUAL FUNDS, INC, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Town of Babylon and State of New York, on the 7th day of September, 1999.

                           KINETICS MUTUAL FUNDS, INC

                              /s/ Steven R. Samson
                              --------------------
                           Steven R. Samson, President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity on September 7, 1999.


NAME                                     TITLE
----                                     -----
/s/ Steven R. Samson                     President
--------------------
Steven R. Samson
*/s/ Kathleen Campbell                   Director
----------------------
Kathleen Campbell
*/s/ Douglas Cohen                       Director
------------------
Douglas Cohen
*/s/ William J. Graham                   Director
----------------------
William J. Graham
*/s/ Steven T. Russell                   Director
----------------------
Steven T. Russell
*/s/ Murray Stahl                        Director
-----------------
Murray Stahl
*/s/ Joseph E. Breslin                   Director
----------------------
Joseph E. Breslin
*/s/ John J. Sullivan                    Director
---------------------
John J. Sullivan

* By /s/ Steven R. Samson
      Steven R. Samson
      Attorney-in-fact